Property and Equipment, Net (Notes)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
The following table summarizes, by major classification, the components of property and equipment (in thousands):

	March 31,
	2019	2020
Computer equipment and software	$37,745	$19,550
Furniture and fixtures	6,701	7,679
Leasehold improvements	11,741	21,562
Other	1,260	3,111
Total property and equipment	57,447	51,902
Less: accumulated depreciation and amortization	(39,522)	(20,394)
Property and equipment, net	$17,925	$31,508

Depreciation and amortization of property and equipment totaled $8.8 million, $7.3 million, and $7.9 million for the years ended March 31, 2018, 2019, and 2020, respectively.